Financial risk management - Sensitivity analysis of exchange and interest rate risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ARS ($)
Financial risk management
Net liability position in foreign currency	$ 518.0
Financial liabilities		$ 26,220.0		$ 22,912.0
Loans
Financial risk management
Financial liabilities		12,235.0		11,912.0
Currency risk
Financial risk management
Net liability position in foreign currency	$ 592.0	11,037.0		$ 9,779.0
Estimated variation in exchange rate | $ / $	0.10
Estimated variation in consolidated amounts of foreign currency position		59.0
Net liability position in foreign currency	$ 518.0	9,559.0	$ 595.0
Estimated variation in consolidated amounts of foreign currency position on the portion not covered by derivative financial instruments and other assets		52.0
Interest rate risk
Financial risk management
Variation in agreed interest rates (as a percent)	0.10%
Interest rate risk | Bank overdrafts | Pesos
Financial risk management
Financial liabilities		135.0
Effect		0.1
Interest rate risk | Term Notes | Pesos
Financial risk management
Financial liabilities		871.0
Effect		$ 0.9
Interest rate risk | Term Notes | U.S. dollars
Financial risk management
Financial liabilities	$ 78.0
Effect	1.4
Interest rate risk | Loans | U.S. dollars
Financial risk management
Financial liabilities	500.0
Effect	$ 9.3